Common stock (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Oct. 23, 2024 € / shares shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares, authorized | shares	79,420,315	79,420,315	79,420,315
Common stock, par value | € / shares		€ 0.002	€ 0.002
Options to purchase | shares		1,885,625
Unsecured convertible loan	$ 8,123,835
Common stock issued through IPO	20,302,230
Share issued for service	73,538,537
Additional paid in capital	(3,838,715)
Stock and warrants issued	4,183
Amount of capital	$ 3,133,392
IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold | shares	4,444,445
Gross proceeds	$ 20,290,650
Equity Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of ordinary shares issued | shares	2,091,717
Equity Option [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of ordinary shares issued | shares	9,000,000
Warrants issued to purchase shares | shares	18,000		18,000
Additional paid in capital	$ 13,482,000
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of ordinary shares issued | shares		3,332,305
Common stock issued through IPO	$ 11,580
Conversion of shareholder loan into common shares, shares | shares	14,782,149
Share issued for service	$ 38,776
Additional paid in capital
Additional Paid-in Capital [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued through IPO	20,290,650
Share issued for service	73,499,761
Additional paid in capital	$ (3,838,715)
Redcloud Technologies Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares, authorized | shares	50,000,085		50,000,085
Common stock, par value | € / shares			€ 0.001
Redeemable preference share | shares				1
Redeemable preference par value | € / shares				€ 49,999.999
Options to purchase | shares	63,905
Number of ordinary shares issued | shares	5,038,667
Unsecured convertible loan	$ 13,140,000		€ 10,500,000
Redcloud Technologies Limited [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Options to purchase | shares	50,000,084
RedCloud Holdings plc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of ordinary shares issued | shares	5,038,667
Unsecured convertible loan	$ 13,140,000